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                                       UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.  20549

                                          FORM 13F

                                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       The Kenwood Group, Inc.
Address:    10 S. LaSalle Street
            Suite 3610
            Chicago, Illinois  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Morrow
Title: Vice President Marketing/Client Services
Phone: (312) 368-1666 ext. 224
Signature, Place, and Date of Signing:

Sharon Morrow     Chicago, IL       May 13, 1999

Report Type (Check only one):


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[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FIRST QUARTER 1999
      Item 1:        Item 2:   Item 3:  Item 4: Item 5:                            Item 7:                    Item 8:
  Name of Issurer  Title of ClaCusip # Fair MarkShares o          Investment Discr Managers        Voting Authority (Shares)
                                         Value  Principa(a) Sole(b) Shared(c) SharSee Instr.(a) Sole(b) Share(c) None
                                                 Amount         Defined in Other
                                                                 Instr. V
Adobe Systems      Common Stock00724F10  2801464   49365   49365                               37215            12150
AMR Corp.          Common Stock00176510  7524696  128490  128490                               97590            30900
American Greetings Common Stock02637510  9968696  392855  392855                              309305            83550
Arden Realty, Inc. Common Stock03979310 11972725  538100  538100                              386800           151300
Avnet, Inc.        Common Stock05380710 10565625  287500  287500                              221300            66200
Bank One Corp.     Common Stock06423A10 14245219  258710  258710                              196485            62225
BankBoston         Common Stock06605R10  8177400  188800  188800                              143400            45400
Borders Group      Common Stock09970910  8330625  592400  592400                              460000           132400
Bowne & Co., Inc.  Common Stock10304310 10335256  884300  884300                              674300           210000
Brunswick Corp.    Common Stock11704310  9310125  488400  488400                              376900           111500
Canadian National  Common Stock13637510  4962640   89216   89216                               73505            15711
Colonial Bancgroup Common Stock19549330 11544000  962000  962000                              733100           228900
CommScope, Inc.    Common Stock20337210 12903551  616289  616289                              470691           145598
Cummins Engine     Common Stock23102110  6575506  184900  184900                              141800            43100
FDX Corporation    Common Stock31304N10  4678830   50310   50310                               38510            11800

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
Fluor              Common Stock34386110  6012900  222700  222700                              167800            54900
Foundation Health  Common Stock35040410 11766349  965444  965444                              739924           225520
Hasbro             Common Stock41805610  5284610  182621  182621                              136347            46274
Interstate BakeriesCommon Stock46072H10 11149969  517100  517100                              394600           122500
Interstate Energy  Common Stock46084510 11068279  415710  415710                              318210            97500
ITT Hartford       Common Stock41651510  1221469   21500   21500                               19700             1800
John Harland       Common Stock41269310  8709525  673200  673200                              497700           175500
Kansas City SoutherCommon Stock48517010  6669285  117005  117005                               88605            28400
King World ProductiCommon Stock49566710  9223763  301800  301800                              237200            64600
K Mart Corporation Common Stock48258410 13260019  788700  788700                              600000           188700
Mallinckrodt, Inc. Common Stock56123210  7870350  295600  295600                              226500            69100
Mattel, Inc.       Common Stock57708110 13326600  534400  534400                              406700           127700
Modis Professional Common Stock60783010  9788406 1080100 1080100                              836400           243700
Nalco Chemical     Common Stock62985310 11089844  417500  417500                              317800            99700
Novell             Common Stock67000610  3178788  126205  126205                               97805            28400
Occidental PetroleuCommon Stock67459910  5225760  290320  290320                              230670            59650
Pittston Brinks GroCommon Stock72570110  7418950  315700  315700                              241500            74200
Sovereign Bancorp  Common Stock84590510 11672535  952860  952860                              730380           222480
Sterling Software  Common Stock85954710 13022125  548300  548300                              417800           130500
St. John Knits     Common Stock79028910  5129938  194500  194500                              167800            26700
COLUMN TOTAL                           305985822

      Item 1:        Item 2:   Item 3:  Item 4: Item 5:                            Item 7:                    Item 8:
  Name of Issurer  Title of ClaCusip # Fair MarkShares o          Investment Discr Managers        Voting Authority (Shares)
                                         Value  Principa(a) Sole(b) Shared(c) SharSee Instr.(a) Sole(b) Share(c) None
                                                 Amount         Defined in Other
                                                                  Instr. V
The Limited        Common Stock53271610  7524788  189900  189900                              144500            45400
The PMI Group      Common Stock69344M10 12449369  268450  268450                              205350            63100
Ultramar Diamond ShCommon Stock90400010 12371014  572070  572070                              439170           132900

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United Asset Mgmt. Common Stock90942010 11679025  516200  516200                              394900           121300
Unocal             Common Stock91528910 14263250  386800  386800                              294650            92150
Washington Federal Common Stock93882410 11231220  534820  534820                              409860           124960
Wendy's Intl., Inc.Common Stock95059010  9020375  317200  317200                              240500            76700
COLUMN TOTAL                            78539041
GRAND TOTAL                            384524863

                                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  $384,524,863


List of Other Included Managers:    N/A